Schedule of lease of office premises (Details) - Forekast limited [member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current	$ 39,970	$ 67,661
Current	29,493	23,693
Lease liabilities	69,463	91,354
Office premises [member]
IfrsStatementLineItems [Line Items]
Non-current	39,970	67,661
Current	29,493	23,693
Lease liabilities	$ 69,463	$ 91,354